Other Payables (Schedule of Other Payables) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of Other Payables [Abstract]
Employees and payroll accruals	€ 241	€ 249
Government authorities	227	169
SWAP and forward related balances	121	479
Accrued expenses	1,414	973
Current tax	184	1,249
Total Other Current Payables	€ 2,187	€ 3,119	[1]	€ 2,954

[1]	Please refer to note 2C for functional and presentation currency.